Divestitures (Tables)	12 Months Ended
Sep. 27, 2013
Text Block [Abstract]
Summary of Operating Results Through Dates of Divestiture Related to Divested Businesses

The following is a summary of operating results in fiscal year 2011 related to the divested businesses (in thousands):

Revenue	$5,808

Income from discontinued operations before income taxes	$67
Gain on sale of assets, net	329
Income tax benefit	358

Income from discontinued operations, net	$754